AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 10.1%
47,715	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	$47,857
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 8.24% (3-Month Term SOFR+296 basis points), 4/20/2033[2,3,4]	273,100
87,782	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	88,614
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[2,3]	147,506
259,869	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	235,910
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 7.15% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	666,061
500,815	CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2,3]	484,594
76,307	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	77,585
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[2,3,5]	86,140
293,988	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	269,329
233,956	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,6]	237,604
254,000	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[2]	257,695
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	562,819
604,895	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[2,3]	571,915
525,150	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	483,676
166,814	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	175,676
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 7.25% (3-Month Term SOFR+196 basis points), 4/17/2031[2,3,4]	1,252,333
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	516,748
370,000	Ford Credit Auto Owner Trust Series 2022-C, Class B, 5.03%, 2/15/2028[2]	374,257
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3,6]	198,321
1,582	Fortress Credit Opportunities CLO Ltd. Series 2022-17A, Class A, 6.67% (3-Month Term SOFR+137 basis points), 1/15/2030[2,3,4]	1,582
1,500,000	Series 2017-9A, Class A1TR, 7.11% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,500,116

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
850,000	Golub Capital Partners CLO Ltd. Series 2018-36A, Class C, 7.60% (3-Month Term SOFR+236 basis points), 2/5/2031[2,3,4]	$850,845
250,000	Series 2020-47A, Class CR, 7.73% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	249,327
67,103	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	69,117
183,782	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	169,436
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 8.44% (3-Month Term SOFR+316 basis points), 7/20/2033[2,3,4]	250,034
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,6]	157,614
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 7.29% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	603,585
910,500	MF1 Ltd. Series 2021-FL7, Class AS, 6.58% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	897,981
448,000	Series 2022-FL8, Class C, 7.17% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	433,865
79,300	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	72,010
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	974,542
130,917	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	122,304
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	149,939
102,963	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[2,3]	101,106
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,5]	119,781
582,000	Retained Vantage Data Centers Issuer LLC Series 2024-1A, Class A2, 4.99%, 9/15/2049[2,3]	581,552
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[2]	237,854
47,390	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A2A, 5.89%, 3/22/2027[2,3]	47,533
1,045,533	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	968,472
37,394	SMB Private Education Loan Trust Series 2017-B, Class A2B, 5.96% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	37,338
351,895	Series 2019-B, Class A2B, 6.21% (1-Month Term SOFR+112 basis points), 6/15/2037[2,3,4]	351,743
272,000	Tesla Auto Lease Trust Series 2023-B, Class A3, 6.13%, 9/21/2026[2,3]	274,635

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
409,642	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	$367,276
320,513	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	325,950
950,000	Voya CLO 2019-1 Ltd. Series 2019-1A, Class A1RR, 0.00% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	950,000
497,642	Willis Engine Structured Trust Series 2018-A, Class A, 4.75%, 9/15/2043[2,3,6]	492,612
574,686	Series 2021-A, Class A, 3.11%, 5/15/2046[2,3]	522,328
	TOTAL ASSET-BACKED SECURITIES
	(Cost $19,352,668)	18,888,217

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
377,000	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 6.59% (1-Month Term SOFR+149 basis points), 10/15/2041[3,4]	376,985
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 6.31% (1-Month Term SOFR+121 basis points), 8/15/2036[3,4]	152,533
133,107	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	136,194
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 7.97% (1-Month Term SOFR+312 basis points), 3/25/2026[2,3,4]	554,184
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,225,163)	1,219,896

	CORPORATE BONDS — 81.4%
	COMMUNICATIONS — 6.7%
	AT&T, Inc.
500,000	4.50%, 5/15/2035[2]	485,397
750,000	4.75%, 5/15/2046[2]	698,514
1,500,000	3.55%, 9/15/2055[2]	1,094,819
775,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.83%, 10/23/2055[2]	771,583
1,045,000	Comcast Corp. 3.45%, 2/1/2050[2]	789,604
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[3]	639,102
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,7]	215,104
	Meta Platforms, Inc.
335,000	4.45%, 8/15/2052[2]	308,491
556,000	5.40%, 8/15/2054[2]	581,731
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[2,3,7]	592,860

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
289,000	Netflix, Inc. 4.90%, 8/15/2034[2]	$298,639
	Paramount Global
419,000	4.20%, 5/19/2032[2]	371,242
83,000	6.87%, 4/30/2036	84,083
455,000	6.38% (USD 5 Year Tsy+400 basis points), 3/30/2062[2,8]	421,044
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,7]	447,070
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	483,363
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[2]	49,077
	Verizon Communications, Inc.
1,715,000	4.02%, 12/3/2029[2]	1,688,929
1,478,000	3.50%, 6/28/2032[2]	1,667,883
664,000	3.55%, 3/22/2051[2]	513,484
500,000	Warnermedia Holdings, Inc. 5.14%, 3/15/2052[2]	385,705
		12,587,724

	CONSUMER DISCRETIONARY — 8.3%
155,000	Air Canada 3.88%, 8/15/2026[2,3,7]	150,928
143,151	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[3,7]	143,273
	American Airlines Class AA Pass-Through Trust
171,185	3.65%, 8/15/2030	163,278
281,586	3.35%, 4/15/2031	265,619
335,600	3.15%, 8/15/2033	311,987
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
203,583	5.50%, 4/20/2026[3,7]	203,288
161,000	5.75%, 4/20/2029[3,7]	160,734
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[2,3]	403,236
400,000	Benteler International A.G. 10.50%, 5/15/2028[2,3,7]	422,871
89,770	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[3]	85,913
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	434,039
109,000	Caesars Entertainment, Inc. 8.12%, 7/1/2027[2,3]	111,235
300,000	Carnival Corp. 6.00%, 5/1/2029[2,3,7]	303,898
51,250	Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.50%, 10/20/2025[3,7]	50,945

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
623,000	4.75%, 10/20/2028[3,7]	$621,996
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	392,798
750,000	7.00%, 10/15/2037[3]	893,740
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[2]	207,682
750,000	5.80%, 3/8/2029[2]	762,064
550,000	7.12%, 11/7/2033[2]	594,211
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[2]	744,094
1,213,000	2.35%, 1/8/2031[2]	1,036,288
805,000	Home Depot, Inc. 5.30%, 6/25/2054[2]	845,093
930,000	International Game Technology PLC 5.25%, 1/15/2029[2,3,7]	927,898
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[2]	718,444
500,000	Macy's Retail Holdings LLC 5.87%, 3/15/2030[2,3]	490,450
200,000	MGM China Holdings Ltd. 4.75%, 2/1/2027[2,3,7]	194,393
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[2,3]	473,996
664,000	Starbucks Corp. 4.45%, 8/15/2049[2]	588,809
	Stellantis Finance US, Inc.
770,000	2.69%, 9/15/2031[2,3]	656,252
117,689	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	120,079
151,537	United Airlines 2023-1 Class A Pass-Through Trust 5.80%, 7/15/2037	158,905
	United Airlines Class AA Pass-Through Trust
142,949	4.15%, 2/25/2033	137,079
492,038	2.70%, 11/1/2033	438,793
154,277	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	152,150
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	63,025
273,000	4.63%, 4/15/2029[2,3]	263,683
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	381,029
600,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,7]	583,216
		15,657,411

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES — 3.2%
152,000	Altria Group, Inc. 5.95%, 2/14/2049[2]	$159,291
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[2]	636,728
	BAT Capital Corp.
119,000	6.34%, 8/2/2030[2]	128,654
400,000	7.08%, 8/2/2043[2]	457,996
42,000	7.08%, 8/2/2053[2]	48,721
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	415,537
352,000	4.00%, 5/17/2051[2,3]	282,618
304,000	Bunge Ltd. Finance Corp. 4.10%, 1/7/2028[2]	303,720
	Coca-Cola Co.
303,000	4.65%, 8/14/2034[2]	309,778
287,000	3.50%, 5/14/2044[2]	315,230
179,000	HCA, Inc. 5.60%, 4/1/2034[2]	186,356
574,000	J M Smucker Co. 6.50%, 11/15/2053[2]	662,192
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[2,7]	188,379
	Kroger Co.
750,000	4.50%, 1/15/2029[2]	757,280
143,000	5.00%, 9/15/2034[2]	144,074
151,000	5.50%, 9/15/2054[2]	151,862
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,7]	202,820
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[2,3]	610,514
		5,961,750

	ENERGY — 10.3%
414,000	Aker BP ASA 3.10%, 7/15/2031[2,3,7]	368,838
81,000	BP Capital Markets PLC 4.38% (USD 5 Year Tsy+404 basis points)[2,7,8,9]	80,221
	Cheniere Energy Partners LP
90,000	3.25%, 1/31/2032[2]	80,483
53,000	5.95%, 6/30/2033[2]	56,089
	CITGO Petroleum Corp.
845,000	7.00%, 6/15/2025[2,3]	844,462
17,000	8.37%, 1/15/2029[2,3]	17,696
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	103,509

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
668,000	CVR Energy, Inc. 5.75%, 2/15/2028[2,3]	$627,319
310,000	Diamondback Energy, Inc. 5.40%, 4/18/2034[2]	316,191
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[2,3]	335,269
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[3,7]	568,256
200,000	Empresa Nacional del Petroleo 5.95%, 7/30/2034[2,3,7]	210,210
	Enbridge, Inc.
150,000	6.70%, 11/15/2053[2,7]	173,475
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[2,7,8]	497,863
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[2,7,10]	180,153
	Energy Transfer LP
275,000	5.40%, 10/1/2047[2]	261,790
500,000	6.25%, 4/15/2049[2]	525,146
108,000	5.95%, 5/15/2054[2]	110,547
92,000	7.12% (USD 5 Year Tsy+531 basis points)[2,8,9]	93,923
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,7]	247,836
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	536,542
366,000	3.30%, 2/15/2053[2]	261,513
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[2,10]	120,360
129,000	EQM Midstream Partners LP 6.37%, 4/1/2029[2,3]	133,202
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[2]	838,096
	Global Partners LP / GLP Finance Corp.
1,000,000	7.00%, 8/1/2027[2]	1,007,464
68,000	6.87%, 1/15/2029[2]	68,210
518,000	8.25%, 1/15/2032[2,3]	537,130
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	128,590
	Howard Midstream Energy Partners LLC
123,000	8.87%, 7/15/2028[2,3]	130,441
59,000	7.37%, 7/15/2032[2,3]	61,113
983,000	MPLX LP 4.90%, 4/15/2058[2]	864,840
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	823,163
737,000	7.77%, 12/15/2037[3]	871,639
680,000	Occidental Petroleum Corp. 6.45%, 9/15/2036	734,413

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
1,165,000	ONEOK, Inc. 6.05%, 9/1/2033[2]	$1,243,618
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[3,7]	314,762
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[2]	250,114
250,000	Saudi Arabian Oil Co. 5.75%, 7/17/2054[2,3,7]	253,128
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[2,3]	236,052
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
809,000	5.50%, 3/1/2030[2]	823,704
700,000	4.00%, 1/15/2032[2]	658,374
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[2,7]	285,873
635,000	5.43%, 9/10/2064[2,7]	637,883
	TransCanada PipeLines Ltd.
666,000	4.63%, 3/1/2034[2,7]	655,343
49,000	4.88%, 5/15/2048[2,7]	45,809
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[2]	739,568
411,000	Woodside Finance Ltd. 5.70%, 9/12/2054[2,7]	408,270
		19,368,490

	FINANCIALS — 26.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[2,7]	602,916
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[2,7,8]	155,384
1,100,000	Agree LP 2.00%, 6/15/2028[2]	1,004,621
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[2,3,7]	160,287
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[2,3,7,8,9,11]	577,920
200,000	3.20% (USD 5 Year Tsy+216 basis points)[2,3,7,8,9,11]	171,265
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[2,10]	184,073
309,000	American Express Co. 6.34% (SOFR Rate+133 basis points), 10/30/2026[2,10]	315,102
747,000	American Homes 4 Rent LP 5.50%, 2/1/2034[2]	770,570
400,000	Banco Santander S.A. 5.59%, 8/8/2028[7]	416,206
200,000	Bank of America Corp. 4.18%, 11/25/2027[2]	199,508

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[2,10]	$1,695,489
585,000	5.29% (SOFR Rate+191 basis points), 4/25/2034[2,10]	606,976
965,000	5.87% (SOFR Rate+184 basis points), 9/15/2034[2,10]	1,039,970
384,000	5.47% (SOFR Rate+165 basis points), 1/23/2035[2,10]	402,934
200,000	5.87%, 2/7/2042	223,353
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[2,7,8]	631,199
200,000	Barclays PLC 6.04% (SOFR Rate+242 basis points), 3/12/2055[2,7,10]	218,574
93,000	Brixmor Operating Partnership LP 3.85%, 2/1/2025[2]	92,470
600,000	Capital One Financial Corp. 7.62% (SOFR Rate+307 basis points), 10/30/2031[2,10]	681,779
	Citigroup, Inc.
1,470,000	3.98% (3-Month Term SOFR+160 basis points), 3/20/2030[2,10]	1,438,807
779,000	5.45% (SOFR Rate+145 basis points), 6/11/2035[2,10]	812,090
366,000	4.00% (USD 5 Year Tsy+360 basis points)[2,8,9,11]	358,579
500,000	Citizens Bank N.A./Providence RI 6.06% (SOFR Rate+145 basis points), 10/24/2025[2,10]	499,982
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR Rate+201 basis points), 1/23/2030[2,10]	107,077
98,000	6.64% (SOFR Rate+232 basis points), 4/25/2035[2,10]	107,346
342,000	Corebridge Financial, Inc. 5.75%, 1/15/2034[2]	360,137
451,000	Credit Agricole S.A. 4.00% (USD 5 Year Swap+164 basis points), 1/10/2033[2,3,7,8]	434,123
285,000	Discover Financial Services 6.70%, 11/29/2032[2]	312,844
316,000	EPR Properties 4.50%, 4/1/2025[2]	314,396
265,000	Extra Space Storage LP 2.35%, 3/15/2032[2]	223,464
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,10]	862,268
450,000	Global Payments, Inc. 5.40%, 8/15/2032[2]	461,441
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	216,621
790,000	7.28% (3-Month Term SOFR+201 basis points), 10/28/2027[2,4]	806,870
1,787,000	5.05% (SOFR Rate+121 basis points), 7/23/2030[2,10]	1,831,711
1,640,000	1.99% (SOFR Rate+109 basis points), 1/27/2032[2,10]	1,401,780
250,000	6.75%, 10/1/2037	287,341
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	198,416
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[2,3,7,9,10,11]	512,952

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
224,000	HSBC Holdings PLC 4.95%, 3/31/2030[7]	$229,508
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[2,7,10]	659,726
	JPMorgan Chase & Co.
287,000	5.30% (SOFR Rate+145 basis points), 7/24/2029[2,10]	296,813
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[2,10]	1,140,347
1,551,000	5.35% (SOFR Rate+185 basis points), 6/1/2034[2,10]	1,621,370
1,009,000	5.34% (SOFR Rate+162 basis points), 1/23/2035[2,10]	1,053,608
250,000	Kite Realty Group Trust 4.00%, 3/15/2025[2]	248,623
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	726,945
341,000	Lincoln National Corp. 5.85%, 3/15/2034[2]	358,569
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[2,3,7]	850,050
59,000	6.50%, 3/26/2031[2,3,7]	62,453
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[2,3,10]	462,206
236,000	4.90%, 4/1/2077[3]	209,766
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,455,114
333,000	10.75%, 8/1/2039[2]	475,694
1,150,000	6.40%, 12/15/2066[2]	1,219,315
	Morgan Stanley
500,000	3.95%, 4/23/2027	494,878
1,250,000	5.04% (SOFR Rate+122 basis points), 7/19/2030[2,10]	1,284,096
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[2,10]	581,843
1,415,000	6.63% (SOFR Rate+205 basis points), 11/1/2034[2,10]	1,598,769
88,000	Nasdaq, Inc. 5.35%, 6/28/2028[2]	91,387
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	270,262
	Phillips Edison Grocery Center Operating Partnership I LP
80,000	5.75%, 7/15/2034[2]	83,475
244,000	4.95%, 1/15/2035[2]	239,446
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	304,390
	PNC Financial Services Group, Inc.
166,000	6.61% (SOFR Index+173 basis points), 10/20/2027[2,10]	173,469
379,000	5.00% (3-Month Term SOFR+356 basis points)[2,9,10,11]	375,763
227,000	Prologis LP 5.25%, 3/15/2054[2]	230,127

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
270,000	Prologis Targeted US Logistics Fund LP 5.50%, 4/1/2034[2,3]	$282,455
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[2,10]	452,645
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[2]	181,012
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[2,7,8]	960,618
78,000	Santander Holdings USA, Inc. 6.50% (SOFR Rate+236 basis points), 3/9/2029[2,10]	81,653
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	394,439
214,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[2,3,7,8]	212,443
159,000	Simon Property Group LP 5.85%, 3/8/2053[2]	170,603
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[2,8,9]	287,840
	Toronto-Dominion Bank
382,000	5.53%, 7/17/2026[7]	391,583
350,000	7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[2,7,8]	364,672
	Truist Financial Corp.
96,000	7.16% (SOFR Rate+245 basis points), 10/30/2029[2,10]	105,146
66,000	5.87% (SOFR Rate+236 basis points), 6/8/2034[2,10]	70,107
70,000	5.71% (SOFR Rate+192 basis points), 1/24/2035[2,10]	73,677
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[2,8,9,11]	1,226,291
	U.S. Bancorp
94,000	5.84% (SOFR Rate+226 basis points), 6/12/2034[2,10]	100,255
265,000	5.68% (SOFR Rate+186 basis points), 1/23/2035[2,10]	280,439
	UBS Group A.G.
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[2,3,7,10]	225,094
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,7,8]	210,913
225,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[2,3]	223,108
475,000	Vornado Realty LP 2.15%, 6/1/2026[2]	452,263
	Wells Fargo & Co.
290,000	5.57% (SOFR Rate+174 basis points), 7/25/2029[2,10]	301,579
366,000	5.20% (SOFR Rate+150 basis points), 1/23/2030[2,10]	377,046
535,000	6.49% (SOFR Rate+206 basis points), 10/23/2034[2,10]	597,081
1,200,000	5.50% (SOFR Rate+178 basis points), 1/23/2035[2,10]	1,255,807
250,000	5.88%[2,9,10,11]	250,757
719,000	3.90% (USD 5 Year Tsy+345 basis points)[2,8,9,11]	698,690
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[2,7,8]	880,448
		49,605,517

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS — 2.1%
301,000	Chile Government International Bond 4.85%, 1/22/2029[2,7]	$307,374
954,000	Israel Government International Bond 5.75%, 3/12/2054[7]	906,523
309,000	Panama Government International Bond 7.50%, 3/1/2031[2,7]	338,283
4,420,000	Peru Government International Bond 7.30%, 8/12/2033[3]	1,289,077
309,000	Peruvian Government International Bond 5.88%, 8/8/2054[2,7]	324,343
730,000	Romanian Government International Bond 5.75%, 3/24/2035[3,7]	725,255
		3,890,855

	HEALTH CARE — 4.3%
	Amgen, Inc.
61,000	5.25%, 3/2/2030[2]	63,572
146,000	5.65%, 3/2/2053[2]	153,382
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[2,3]	908,009
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	267,584
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[2]	915,224
	CVS Health Corp.
271,000	4.30%, 3/25/2028[2]	270,165
322,000	6.00%, 6/1/2044[2]	332,549
287,000	4.25%, 4/1/2050[2]	231,293
89,000	5.87%, 6/1/2053[2]	90,443
288,000	6.05%, 6/1/2054[2]	299,944
500,000	HCA, Inc. 5.87%, 2/1/2029[2]	523,774
	Novartis Capital Corp.
1,032,000	3.80%, 9/18/2029[2]	1,024,739
206,000	4.70%, 9/18/2054[2]	201,338
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[2,7]	725,660
320,000	2.15%, 9/2/2031[2,7]	272,485
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[2,7]	287,508
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[2,7]	678,220
545,000	3.18%, 7/9/2050[2,7]	390,738
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[2]	313,095

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[2]	$211,602
		8,161,324

	INDUSTRIALS — 2.8%
119,000	AGCO Corp. 5.80%, 3/21/2034[2]	124,331
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	410,928
201,000	5.95%, 10/15/2033[2,3]	211,493
200,000	BAE Systems PLC 5.50%, 3/26/2054[2,3,7]	209,476
	Boeing Co.
556,000	5.80%, 5/1/2050[2]	536,935
193,000	6.86%, 5/1/2054[2,3]	211,730
1,040,000	CSX Corp. 4.90%, 3/15/2055[2]	1,018,677
77,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc. 6.75%, 7/15/2031[2,3]	80,307
336,000	Herc Holdings, Inc. 5.50%, 7/15/2027[2,3]	335,574
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[2]	145,742
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,7]	426,853
367,000	Ryder System, Inc. 6.60%, 12/1/2033[2]	409,091
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[2,3,7]	208,513
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[2,3,7]	49,544
175,000	Terex Corp 6.25%, 10/15/2032[2,3]	175,000
400,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	395,800
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	53,512
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,7]	139,328
200,000	Union Pacific Corp. 3.84%, 3/20/2060[2]	159,588
		5,302,422

	MATERIALS — 4.1%
200,000	Alcoa Nederland Holding BV 7.12%, 3/15/2031[2,3,7]	213,242

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,7]	$547,575
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[2,7]	478,232
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[2,3,7]	177,922
553,000	Ball Corp. 6.00%, 6/15/2029[2]	572,086
	Braskem Netherlands Finance B.V.
200,000	4.50%, 1/31/2030[2,3,7]	178,342
349,000	5.88%, 1/31/2050[3,7]	273,427
505,000	Celanese US Holdings LLC 5.34%, 1/19/2029[2]	599,153
221,000	Cleveland-Cliffs, Inc. 7.00%, 3/15/2032[2,3]	222,910
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	231,086
980,000	Huntsman International LLC 5.70%, 10/15/2034[2]	970,987
240,000	LD Celulose International GmbH 7.95%, 1/26/2032[2,3,7]	246,360
200,000	Nexa Resources S.A. 6.75%, 4/9/2034[2,3,7]	212,555
206,000	Nutrien Ltd. 5.90%, 11/7/2024[7]	206,097
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[2]	510,725
837,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[2,3]	902,602
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	419,645
270,000	Sonoco Products Co. 4.45%, 9/1/2026	270,030
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[2,7]	288,261
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[2,7]	153,712
		7,674,949

	TECHNOLOGY — 5.0%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[2,3]	1,012,070
1,030,000	3.19%, 11/15/2036[2,3]	871,206
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[2]	227,646
98,000	8.35%, 7/15/2046[2]	132,396

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[2]	$795,011
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[2,7]	316,471
1,122,000	Intel Corp. 5.15%, 2/21/2034[2]	1,132,513
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[2]	113,192
166,000	2.70%, 4/15/2032[2]	144,874
151,000	Microsoft Corp. 2.68%, 6/1/2060[2]	99,299
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[2,7]	523,044
	Oracle Corp.
924,000	4.20%, 9/27/2029[2]	921,534
500,000	3.85%, 7/15/2036[2]	451,664
458,000	3.60%, 4/1/2040[2]	380,339
780,000	4.00%, 7/15/2046[2]	646,119
940,000	5.37%, 9/27/2054[2]	938,366
768,000	VMware, Inc. 2.20%, 8/15/2031[2]	659,114
		9,364,858

	UTILITIES — 8.2%
376,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[2,3,7,8]	373,301
458,437	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,7]	414,872
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[2]	664,434
700,000	Black Hills Corp. 6.15%, 5/15/2034[2]	754,725
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[2,8]	199,873
	Consolidated Edison Co. of New York, Inc.
140,000	5.90%, 11/15/2053[2]	154,687
1,000,000	5.70%, 5/15/2054[2]	1,081,669
1,000,000	Constellation Energy Generation LLC 6.12%, 1/15/2034[2]	1,096,681
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[2]	1,042,563
800,000	5.00%, 8/15/2052[2]	758,045
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[2]	893,226
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[2,8,9,11]	627,832

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,7,8,9]	$227,657
400,000	Enel Finance America LLC 7.10%, 10/14/2027[2,3]	429,516
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,7]	349,401
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[2,8]	448,771
97,000	Eversource Energy 5.50%, 1/1/2034[2]	100,578
905,000	Exelon Corp. 4.05%, 4/15/2030[2]	890,370
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	351,919
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[2]	296,568
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	274,684
411,000	New England Power Co. 5.94%, 11/25/2052[2,3]	440,833
71,000	Niagara Mohawk Power Corp. 5.66%, 1/17/2054[2,3]	73,510
	NiSource, Inc.
218,000	3.60%, 5/1/2030[2]	209,196
112,000	5.40%, 6/30/2033[2]	116,432
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[2]	285,752
481,000	3.50%, 8/1/2050[2]	347,373
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[2]	260,365
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[2]	120,802
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[2]	221,386
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[2]	993,267
121,000	3.95%, 10/1/2046[2]	99,575
822,000	4.40%, 5/30/2047[2]	713,494
		15,313,357

	TOTAL CORPORATE BONDS
	(Cost $155,002,136)	152,888,657

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	MUNICIPAL BONDS — 0.1%
294,000	University of Michigan 3.60%, 4/1/2047	$258,008
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	258,008
	U.S. GOVERNMENT AND AGENCIES — 6.1%
	United States Treasury Bond
3,841,000	4.50%, 2/15/2044	4,003,044
5,455,700	4.12%, 8/15/2044	5,407,112
69,200	1.38%, 8/15/2050	38,063
722,700	4.62%, 5/15/2054	782,774
	United States Treasury Note
415,000	3.75%, 12/31/2030	417,140
850,000	4.25%, 6/30/2031	879,318
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $11,521,901)	11,527,451

Number of Shares
	SHORT-TERM INVESTMENTS — 1.7%
3,123,478	Goldman Sachs Financial Square Government Fund - Institutional Class 4.77%[12]	3,123,478
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,123,478)	3,123,478
	TOTAL INVESTMENTS — 100.0%
	(Cost $190,519,346)	187,905,707
	Liabilities in Excess of Other Assets — 0.0%	(34,619)
	TOTAL NET ASSETS — 100.0%	$187,871,088

LLC – Limited Liability Company LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $61,218,870, which represents 32.6% of total net assets of the Fund.
[4]	Floating rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2024. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2024. Security may convert at a future date to a floating rate or referenced rate and spread.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	10/10/2024	2,984,000	$(3,305,139)	$(3,323,039)	$(17,900)
Peruvian Sol	Citi Bank	PEN per USD	10/10/2024	4,510,000	(1,192,428)	(1,216,437)	(24,009)
					(4,497,567)	(4,539,476)	(41,909)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(4,497,567)	$(4,539,476)	$(41,909)

EUR – Euro

PEN– Peruvian Sol

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
87	2-Year U.S. Treasury Note	December 2024	$18,117,070	$5,368
57	5-Year U.S. Treasury Note	December 2024	6,263,320	(4,172)
(5)	Euro BOBL	December 2024	(669,909)	(6,445)
(22)	Euro Bund	December 2024	(3,312,704)	(38,548)
59	U.S. Treasury Long Bond	December 2024	7,327,063	(15,083)
(91)	Ultra 10-Year U.S. Treasury Note	December 2024	(10,765,016)	(1,579)

TOTAL FUTURES CONTRACTS			$16,959,824	$(60,459)